THE COMPANY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Consolidation
Basis of Presentation and Consolidation
The Company prepares its consolidated and combined financial statements in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company's financial statements were prepared on a consolidated basis beginning October 1, 2015 and on a combined basis for periods prior thereto. The difference in presentation is due to the fact that the final steps of the legal reorganization of the entities included in Match Group at the time of the IPO were not completed until October 1, 2015. The preparation of financial statements on a combined basis for periods prior thereto allows for the financial statements to be presented on a consistent basis for all periods presented. The combined financial statements reflect the results of operations and cash flows of Match Group's businesses since their respective dates of acquisition by IAC. The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest.
The combined financial statements reflect the allocation to Match Group of certain IAC corporate expenses relating to Match Group based on the historical financial statements and accounting records of IAC through the date of the IPO. Management believes the assumptions underlying the historical combined financial statements, including the basis on which expenses have been allocated from IAC, are reasonable and that the consolidated and combined financial statements reflect all adjustments, consisting of normal and recurring adjustments necessary for the fair presentation of our financial position, results of operations and cash flows for the periods presented. Interim results are not necessarily indicative of the results that may be expected for the full year. The accompanying unaudited consolidated and combined financial statements should be read in conjunction with the consolidated and combined statements and notes thereto included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015.
For the purposes of these financial statements, income taxes have been computed for Match Group on an as if stand-alone, separate tax return basis.
All intercompany transactions and balances between and among the Company, its subsidiaries and the entities comprising Match Group have been eliminated.

Basis of Presentation and Consolidation
The Company prepares its consolidated and combined financial statements in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company's financial statements were prepared on a consolidated basis beginning October 1, 2015 and on a combined basis for periods prior thereto. The difference in presentation is due to the fact that the final steps of the legal reorganization of the entities included in Match Group, at the time of the IPO, was not completed until October 1, 2015. The preparation of financial statements on a combined basis for periods prior thereto allows for the financial statements to be presented on a consistent basis for all periods presented. The combined financial statements reflect the historical financial position, results of operations and cash flows of Match Group's businesses since their respective dates of acquisition by IAC. The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest.
The consolidated and combined financial statements reflect the allocation to Match Group of certain IAC corporate expenses relating to Match Group based on the historical financial statements and accounting records of IAC through the date of the IPO. Management believes the assumptions underlying the historical consolidated and combined financial statements, including the basis on which expenses have been allocated from IAC are reasonable and that these consolidated and combined financial statements reflect all adjustments, consisting of normal and recurring adjustments necessary for the fair presentation of our financial position, results of operations and cash flows for the years presented.
For the purposes of these financial statements, income taxes have been computed for Match Group on an as if stand-alone, separate tax return basis.
All intercompany transactions and balances between and among the Company, its subsidiaries and the entities comprising Match Group have been eliminated.

Accounting Estimates
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the recoverability of goodwill and indefinite-lived intangible assets; the useful lives and recoverability of definite-lived intangible assets and property and equipment; the fair value of long-term investments; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; the fair value of acquisition-related contingent consideration; the liabilities for uncertain tax positions; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated and combined financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the recoverability of goodwill and indefinite-lived intangible assets; the useful lives and recoverability of definite-lived intangible assets and property and equipment; the fair value of long-term investments; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; the fair value of acquisition-related contingent consideration; the liabilities for uncertain tax positions; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In March 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2016-09, Improvements to Employee Share-Based Payments Accounting (Topic 718). The update is intended to simplify existing guidance on various aspects of the accounting and presentation of employee share-based payments in financial statements, including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification on the statement of cash flows. The provisions of ASU 2016-09 are effective for reporting periods beginning after December 15, 2016; early adoption is permitted. The Company is currently evaluating the impact the adoption of this standard update will have on its consolidated financial statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in "Leases (Topic 840)" and generally requires all leases to be recognized in the statement of financial position. The provisions of ASU 2016-02 are effective for reporting periods beginning after December 15, 2018; early adoption is permitted. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. The Company is currently evaluating the impact the adoption of this standard update will have on its consolidated financial statements.
In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, and in August 2015, the FASB issued ASU 2015-15, Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Together, this guidance requires that deferred debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of the associated debt liability, while debt issuance costs related to line-of-credit arrangements may still continue to be classified as assets. The Company adopted the provisions of ASU 2015-03 and ASU 2015-15 in the first quarter of 2016 and applied the provisions retrospectively, resulting in $16.6 million of deferred debt issuance costs being reclassified from other non-current assets to long-term debt, net of current maturities, in the accompanying December 31, 2015 consolidated balance sheet.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and develops a common standard for all industries. In July 2015, the FASB decided to defer the effective date for annual reporting periods beginning after December 15, 2017. Early adoption is permitted beginning on the original effective date of December 15, 2016. Upon adoption, ASU 2014-09 may either be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. The Company is currently evaluating the impact the adoption of this standard update will have on its consolidated financial statements, and the method and timing of adoption.

Recent Accounting Pronouncements
In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and develops a common standard for all industries. In July 2015, the FASB decided to defer the effective date for annual reporting periods beginning after December 15, 2017. Early adoption is permitted beginning on the original effective date of December 15, 2016. Upon adoption, ASU No. 2014-09 may either be applied retrospectively to each prior period presented retrospectively with the cumulative effect recognized as of the date of initial application. The Company is currently evaluating the new guidance and has not yet determined whether the adoption of the new standard will have a material impact on its consolidated and combined financial statements or the method and timing of adoption.
In November 2015, the FASB issued ASU No. 2015-17, Income Taxes, which requires that deferred tax assets and liabilities be classified as non-current in the balance sheet. Prior to the issuance of the standard, deferred tax assets and liabilities were required to be separately classified into a current amount and a non-current amount in the balance sheet. The new guidance is required to be adopted in annual periods beginning after December 15, 2016. Early adoption is permitted and may be applied prospectively or retrospectively. The Company has elected to early adopt the guidance as of December 31, 2015 and to apply the guidance retrospectively to all periods presented. The adoption of ASU 2015-17 did not have a material effect on the Company's consolidated and combined financial statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in "Leases (Topic 840)" and generally requires all leases to be recognized in the statement of financial position. The provisions of ASU 2016-02 are effective for reporting periods beginning after December 15, 2018; early adoption is permitted. The provisions of ASU 2016-02 are to be applied using a modified retrospective approach. The Company is currently evaluating the new guidance and has not yet determined whether the adoption of the new standard will have a material impact on its consolidated and combined financial statements.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation.	Reclassification Certain prior year amounts have been reclassified to conform to current year presentation.